Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000224149 | Contemporary Amperex Technology8852207
Holdings [Line Items]
Percent of Total Investments	7.30%
C000224149 | Midea Group8852307
Holdings [Line Items]
Percent of Total Investments	3.40%
C000224149 | Jiangsu Hengrui Pharmaceuticals8852287
Holdings [Line Items]
Percent of Total Investments	3.30%
C000224149 | Cambricon Technologies8852178
Holdings [Line Items]
Percent of Total Investments	3.10%
C000224149 | WuXi AppTec8852353
Holdings [Line Items]
Percent of Total Investments	3.10%
C000224149 | CMOC Group8852205
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224149 | Zijin Mining Group8852368
Holdings [Line Items]
Percent of Total Investments	2.80%
C000224149 | China Merchants Bank8852186
Holdings [Line Items]
Percent of Total Investments	2.60%
C000224149 | Fuyao Glass Industry Group8852235
Holdings [Line Items]
Percent of Total Investments	2.50%
C000224149 | China State Construction Engineering8852196
Holdings [Line Items]
Percent of Total Investments	2.40%
C000224149 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224149 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224149 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224149 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000224149 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224149 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000224149 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000224149 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000224149 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000224149 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000224149 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000232916 | Taiwan Semiconductor Manufacturing8852697
Holdings [Line Items]
Percent of Total Investments	17.50%
C000232916 | Samsung Electronics8852568
Holdings [Line Items]
Percent of Total Investments	5.00%
C000232916 | SK Hynix8852575
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232916 | Accton Technology8852665
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232916 | Tauron Polska Energia8852597
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232916 | Woori Financial Group8852579
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232916 | Hon Hai Precision Industry8852687
Holdings [Line Items]
Percent of Total Investments	2.00%
C000232916 | Navin Fluorine International8852505
Holdings [Line Items]
Percent of Total Investments	1.90%
C000232916 | Tripod Technology8852701
Holdings [Line Items]
Percent of Total Investments	1.80%
C000232916 | Hana Financial Group8852534
Holdings [Line Items]
Percent of Total Investments	1.80%
C000232916 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232916 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232916 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232916 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232916 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232916 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232916 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232916 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232916 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232916 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000232916 | India
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000232916 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000232917 | NVIDIA8852458
Holdings [Line Items]
Percent of Total Investments	6.30%
C000232917 | Microsoft8852446
Holdings [Line Items]
Percent of Total Investments	5.40%
C000232917 | Amazon.com8852332
Holdings [Line Items]
Percent of Total Investments	3.20%
C000232917 | Alphabet8852326
Holdings [Line Items]
Percent of Total Investments	3.00%
C000232917 | Apple8852338
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232917 | Lam Research8852425
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232917 | Mastercard8852437
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232917 | BayCurrent8852280
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232917 | National Fuel Gas8852452
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232917 | Toronto-Dominion Bank8852215
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232917 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232917 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232917 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000232917 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232917 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232917 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000232917 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232917 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232917 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232917 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232917 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232917 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.50%
C000248857 | Mitsubishi UFJ Financial Group8852456
Holdings [Line Items]
Percent of Total Investments	6.30%
C000248857 | Fujikura8852429
Holdings [Line Items]
Percent of Total Investments	6.10%
C000248857 | NEC8852459
Holdings [Line Items]
Percent of Total Investments	5.50%
C000248857 | Toyota Motor8852507
Holdings [Line Items]
Percent of Total Investments	4.70%
C000248857 | Sony Group8852503
Holdings [Line Items]
Percent of Total Investments	4.70%
C000248857 | Asics8852408
Holdings [Line Items]
Percent of Total Investments	4.10%
C000248857 | SCSK8852482
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248857 | Sanrio8852478
Holdings [Line Items]
Percent of Total Investments	3.70%
C000248857 | Ebara8852420
Holdings [Line Items]
Percent of Total Investments	3.50%
C000248857 | Resorttrust8852471
Holdings [Line Items]
Percent of Total Investments	3.50%
C000248857 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248857 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000248857 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000248857 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000248857 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000248857 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000248857 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000248857 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%